UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class, Initial Class and Class L)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The investment objective of the Great-West Bond Index Fund is to provide investment results which track the total return of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Benchmark is designed to replicate the performance of the domestic investment grade fixed rate bond market. The Fund is designed to meet the needs of investors who wish to participate in the overall performance of the U.S. investment grade sector.
The Fund’s tracking error (defined as the total return of the Fund minus the total return of the Benchmark) for 2016 was 0.19% gross of fees. For the 12 months ended December 31, 2016, the Fund (Institutional Class shares) returned 2.36%, while the Benchmark returned 2.65%. While the performance objective of this Fund is to track the return of the Benchmark, complete replication of the Benchmark within and across sectors is impractical because of associated transaction costs and issue limitations. Sampling techniques, rather than complete security duplication of the Benchmark acts as the investment strategy for this Fund.
Increased levels of volatility around U.S. presidential elections, expected hike(s) by the Federal Reserve and the subsequent flattening of the Treasury curve were constant highlight during the year. Low global rates and excess of available cash helped push spreads tighter in competing investment grade asset classes; spreads across agency mortgage-backed securities sector widened as a result of the above mentioned uncertainty and resulting volatility.
Agency corporate bonds were the best performing asset class in 2016, returning 6.1% with government securities returning 1.0%.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

16,000
14,000
12,000
10,000
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
Fund (Initial Class)
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Initial Class)	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2007	10,674.00	10,697.00
2008	11,357.14	11,257.52
2009	12,059.01	11,925.09
2010	12,843.38	12,705.00
2011	13,769.39	13,701.07
2012	14,306.39	14,277.88
2013	13,946.79	13,988.94
2014	14,750.02	14,823.48
2015	14,784.49	14,905.00
2016	15,071.30	15,299.61

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	2.36%	N/A	1.04%
Initial Class	1.94%	1.83%	4.19%
Class L	1.76%	1.57%	2.03%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2016
Rating	Percentage of Fund Investments
Aaa	69.59%
Aa1	1.17
Aa2	1.62
Aa3	1.66
A1	3.28
A2	2.21
A3	4.41
Baa1	4.36
Baa2	4.76
Baa3	2.33
Ba1	0.38
Not Rated	0.88
Short Term Investments	3.35
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$ 972.90	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.76
Initial Class
Actual	$1,000.00	$ 970.80	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.54
Class L
Actual	$1,000.00	$ 970.00	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.81
* Expenses are equal to the Fund's annualized expense ratio of 0.15% for the Institutional Class, 0.50% for the Initial Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.35%
$1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	$ 981,518
2,500,000	Ford Credit Auto Owner Trust(a) Series 2015-2 Class A 2.44%, 01/15/2027	2,521,969
650,000	Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3 1.34%, 12/16/2019	649,792
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	495,815
TOTAL ASSET-BACKED SECURITIES — 0.35% (Cost $4,649,092)		$ 4,649,094
CORPORATE BONDS AND NOTES
Basic Materials — 0.91%
1,500,000	Agrium Inc 4.13%, 03/15/2035	1,375,340
1,000,000	Airgas Inc 3.05%, 08/01/2020	1,022,404
1,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(a) 1.70%, 05/01/2018	1,000,105
	Eastman Chemical Co
1,000,000	3.80%, 03/15/2025	1,008,489
1,000,000	4.65%, 10/15/2044	991,746
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,048,033
1,000,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	1,008,765
	International Paper Co
1,000,000	3.00%, 02/15/2027	943,438
1,000,000	4.40%, 08/15/2047	945,014
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,253,479
500,000	Mosaic Co 5.45%, 11/15/2033	495,903
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,006,084
		12,098,800
Communications — 2.50%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,315,381
1,000,000	4.75%, 11/15/2046(a)	1,002,984
	AT&T Inc
1,000,000	1.75%, 01/15/2018	1,000,611
1,000,000	2.80%, 02/17/2021	992,057
500,000	6.15%, 09/15/2034	544,001
1,500,000	5.35%, 09/01/2040	1,540,496
Principal Amount		Fair Value
Communications — (continued)
$1,000,000	CBS Corp 3.70%, 08/15/2024	$ 1,007,311
	Cisco Systems Inc
1,000,000	1.40%, 09/20/2019	989,095
1,000,000	2.20%, 09/20/2023	961,954
	Comcast Corp
1,000,000	4.25%, 01/15/2033	1,040,665
1,000,000	3.40%, 07/15/2046	873,312
2,000,000	Cox Communications Inc(a) 2.95%, 06/30/2023	1,882,168
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	735,058
3,300,000	Motorola Solutions Inc 3.50%, 03/01/2023	3,252,638
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,044,315
1,098,000	Sky PLC(a) 9.50%, 11/15/2018	1,243,967
	Time Warner Cable Inc
500,000	6.75%, 07/01/2018	533,810
750,000	4.50%, 09/15/2042	679,242
	Time Warner Inc
1,000,000	4.75%, 03/29/2021	1,071,301
1,000,000	5.35%, 12/15/2043	1,063,235
1,000,000	4.85%, 07/15/2045	1,001,089
	Verizon Communications Inc
1,000,000	4.15%, 03/15/2024	1,044,982
1,000,000	2.63%, 08/15/2026	920,552
1,890,000	4.27%, 01/15/2036	1,808,968
2,000,000	3.85%, 11/01/2042	1,733,072
1,000,000	Viacom Inc(b) 3.88%, 04/01/2024	970,522
	Walt Disney Co
1,000,000	1.85%, 07/30/2026	900,294
1,000,000	4.13%, 12/01/2041	1,025,570
1,000,000	3.00%, 07/30/2046	850,459
		33,029,109
Consumer, Cyclical — 1.81%
2,000,000	American Honda Finance Corp 1.70%, 09/09/2021	1,930,124
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	963,005
2,430,958	CVS Pass Through Trust 6.04%, 12/10/2028	2,725,340
	Daimler Finance North America LLC(a)
585,000	1.65%, 03/02/2018	584,238
1,000,000	2.25%, 09/03/2019	1,000,610
	Ford Motor Co
1,000,000	4.35%, 12/08/2026	1,010,498
1,500,000	5.29%, 12/08/2046	1,519,485
2,000,000	Ford Motor Credit Co LLC 2.02%, 05/03/2019	1,981,648
	General Motors Financial Co Inc
1,000,000	2.40%, 05/09/2019	997,351
1,000,000	3.70%, 05/09/2023	983,987
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$1,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	$ 1,006,137
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,014,119
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	1,024,521
500,000	Mattel Inc(b) 4.35%, 10/01/2020	528,589
2,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	2,257,097
1,000,000	PACCAR Inc 2.50%, 08/14/2020	1,003,773
1,000,000	Under Armour Inc 3.25%, 06/15/2026	944,426
839,070	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	860,130
	Whirlpool Corp
529,000	4.85%, 06/15/2021	576,107
1,000,000	3.70%, 05/01/2025	1,008,979
		23,920,164
Consumer, Non-Cyclical — 4.70%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	747,862
2,000,000	3.75%, 11/30/2026	1,986,182
2,000,000	4.90%, 11/30/2046	2,052,670
	AbbVie Inc
500,000	1.80%, 05/14/2018	500,376
500,000	2.50%, 05/14/2020	500,131
1,000,000	4.50%, 05/14/2035	982,527
	Actavis Funding SCS
500,000	2.35%, 03/12/2018	502,891
500,000	3.45%, 03/15/2022	507,504
500,000	4.55%, 03/15/2035	494,896
	Aetna Inc
2,000,000	1.90%, 06/07/2019	1,995,414
1,000,000	4.38%, 06/15/2046	1,004,147
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	546,076
	Altria Group Inc
500,000	2.85%, 08/09/2022	500,613
1,000,000	3.88%, 09/16/2046	922,893
	Amgen Inc
1,100,000	2.25%, 08/19/2023	1,034,770
1,000,000	6.90%, 06/01/2038	1,279,857
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	590,206
	Anheuser-Busch InBev Finance Inc
1,500,000	3.65%, 02/01/2026	1,522,785
1,000,000	4.90%, 02/01/2046	1,080,870
653,000	Becton Dickinson & Co 3.25%, 11/12/2020	671,404
1,000,000	Campbell Soup Co 3.30%, 03/19/2025	1,004,398
1,000,000	Cardinal Health Inc 1.95%, 06/15/2018	1,002,174
	Celgene Corp
860,000	2.13%, 08/15/2018	863,454
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	2.88%, 08/15/2020	$ 505,727
1,000,000	Coca-Cola Refreshments USA Inc 7.00%, 10/01/2026	1,288,217
2,000,000	Danone SA(a) 2.08%, 11/02/2021	1,942,194
1,000,000	Diageo Capital PLC 2.63%, 04/29/2023	988,604
2,000,000	Ecolab Inc 2.70%, 11/01/2026	1,904,238
	Express Scripts Holding Co
670,000	2.25%, 06/15/2019	669,924
1,000,000	4.80%, 07/15/2046	957,426
1,500,000	Gilead Sciences Inc 1.95%, 03/01/2022	1,451,314
750,000	Ingredion Inc 4.63%, 11/01/2020	803,833
	JM Smucker Co
970,000	2.50%, 03/15/2020	974,607
1,000,000	4.25%, 03/15/2035	1,009,578
200,000	Kraft Foods Group Inc 3.50%, 06/06/2022	203,394
	Kraft Heinz Foods Co
1,000,000	3.95%, 07/15/2025	1,013,035
1,500,000	4.38%, 06/01/2046	1,411,468
	Kroger Co
1,000,000	1.50%, 09/30/2019	984,804
1,000,000	3.88%, 10/15/2046(b)	910,371
1,182,000	Laboratory Corp of America Holdings 2.63%, 02/01/2020	1,180,840
2,000,000	McKesson Corp 3.80%, 03/15/2024	2,061,342
	Medtronic Inc
500,000	2.50%, 03/15/2020	505,596
500,000	3.50%, 03/15/2025	514,857
500,000	4.63%, 03/15/2045	540,710
1,000,000	Molson Coors Brewing Co 4.20%, 07/15/2046	932,325
1,000,000	Moody's Corp 4.50%, 09/01/2022	1,071,797
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	910,987
	Pfizer Inc
1,000,000	2.20%, 12/15/2021	997,829
1,000,000	4.00%, 12/15/2036	1,024,549
500,000	Philip Morris International Inc 4.13%, 03/04/2043	483,843
1,000,000	Quest Diagnostics Inc 4.70%, 03/30/2045	996,555
1,700,000	Roche Holdings Inc(a) 1.75%, 01/28/2022	1,633,763
1,000,000	S&P Global Inc 4.40%, 02/15/2026	1,057,855
	Shire Acquisitions Investments Ireland Designated Activity Co
500,000	2.40%, 09/23/2021	482,994
500,000	3.20%, 09/23/2026	467,168
	Teva Pharmaceutical Finance Co BV
1,000,000	3.15%, 10/01/2026	921,927
1,000,000	4.10%, 10/01/2046	856,862
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 285,000	Thermo Fisher Scientific Inc 3.30%, 02/15/2022	$ 289,552
	UnitedHealth Group Inc
1,000,000	2.13%, 03/15/2021	988,304
500,000	4.63%, 07/15/2035	545,019
	Zimmer Biomet Holdings Inc
1,000,000	2.00%, 04/01/2018	1,001,221
1,250,000	2.70%, 04/01/2020	1,250,062
228,000	4.25%, 08/15/2035	212,610
	Zoetis Inc
1,106,000	1.88%, 02/01/2018	1,105,997
900,000	4.70%, 02/01/2043	876,036
		62,223,434
Energy — 2.75%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,062,947
	BP Capital Markets PLC
1,000,000	2.11%, 09/16/2021	981,150
1,000,000	3.81%, 02/10/2024	1,038,864
500,000	Cimarex Energy Co 4.38%, 06/01/2024	519,974
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,152,890
2,000,000	Enterprise Products Operating LLC(c) 4.59%, 08/01/2066	1,881,060
200,000	EOG Resources Inc 2.63%, 03/15/2023	193,883
500,000	EQT Corp 8.13%, 06/01/2019	562,565
1,000,000	EQT Midstream Partners LP 4.13%, 12/01/2026	974,747
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	1,002,291
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	537,945
	Halliburton Co
1,000,000	3.50%, 08/01/2023	1,015,411
1,000,000	5.00%, 11/15/2045	1,078,445
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,018,171
1,309,933	Kern River Funding Corp(a) 4.89%, 04/30/2018	1,340,430
500,000	Kinder Morgan Energy Partners LP 4.70%, 11/01/2042	465,846
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	886,507
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	540,317
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	594,572
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,296,772
1,000,000	Phillips 66 4.65%, 11/15/2034	1,040,919
1,000,000	Phillips 66 Partners LP 4.90%, 10/01/2046	960,287
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	957,505
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	4.30%, 01/31/2043	$ 414,256
2,000,000	Schlumberger Holdings Corp(a) 2.35%, 12/21/2018	2,016,498
2,000,000	Shell International Finance BV 1.75%, 09/12/2021	1,943,546
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	956,474
	Statoil ASA
1,600,000	3.13%, 08/17/2017	1,618,218
1,000,000	2.45%, 01/17/2023	976,130
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	1,057,685
	TransCanada PipeLines Ltd
1,000,000	1.63%, 11/09/2017	999,264
1,690,000	3.75%, 10/16/2023	1,749,038
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,049,231
	Valero Energy Corp
2,000,000	3.40%, 09/15/2026	1,916,028
500,000	7.50%, 04/15/2032	614,013
		36,413,879
Financial — 9.18%
673,912	ALEX Alpha LLC 1.62%, 08/15/2024	656,893
1,000,000	American Express Co 8.15%, 03/19/2038	1,399,822
	American Express Credit Corp
1,000,000	1.88%, 11/05/2018	1,001,452
1,000,000	2.25%, 08/15/2019	1,005,565
476,000	AvalonBay Communities Inc 2.95%, 05/11/2026	454,392
	Bank of America Corp
1,000,000	2.00%, 01/11/2018	1,002,301
1,000,000	1.75%, 06/05/2018	999,958
1,000,000	2.60%, 01/15/2019	1,008,548
500,000	2.63%, 04/19/2021	496,569
1,000,000	3.30%, 01/11/2023	1,003,340
1,000,000	3.50%, 04/19/2026	986,672
1,000,000	5.88%, 02/07/2042	1,208,646
	Bank of Montreal
1,000,000	1.40%, 04/10/2018	997,417
1,000,000	1.50%, 07/18/2019	986,902
1,000,000	1.90%, 08/27/2021	969,024
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,008,240
2,000,000	3.65%, 02/04/2024	2,058,088
	Bank of Nova Scotia
1,000,000	1.30%, 07/21/2017	1,000,295
1,000,000	1.70%, 06/11/2018	1,000,343
500,000	Barclays PLC 3.65%, 03/16/2025	483,411
2,274,106	BGS CTL Pass Through Trust(d) 6.36%, 06/15/2033	2,647,948
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Boston Properties LP 3.70%, 11/15/2018	$ 515,019
1,981,271	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,952,370
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,081,575
1,000,000	Capital One NA 2.35%, 08/17/2018	1,005,744
	Citigroup Inc
1,000,000	2.05%, 06/07/2019	996,225
1,000,000	4.50%, 01/14/2022	1,066,176
1,000,000	3.40%, 05/01/2026	971,661
500,000	6.63%, 01/15/2028	599,406
700,000	4.65%, 07/30/2045	737,834
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.88%, 02/08/2022	1,055,814
	Credit Suisse AG
1,000,000	2.30%, 05/28/2019	1,002,447
500,000	3.00%, 10/29/2021	504,777
500,000	3.63%, 09/09/2024	503,341
2,119,716	Durrah MSN 35603 1.68%, 01/22/2025	2,064,752
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,024,749
2,000,000	Fifth Third Bank 1.63%, 09/27/2019	1,976,084
	Goldman Sachs Group Inc
1,000,000	6.15%, 04/01/2018	1,051,915
1,000,000	2.75%, 09/15/2020	1,004,320
1,000,000	5.25%, 07/27/2021	1,095,990
1,000,000	3.50%, 01/23/2025	986,699
1,000,000	6.25%, 02/01/2041	1,239,567
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	3,964,270
500,000	HCP Inc 5.38%, 02/01/2021	546,201
500,000	Health Care REIT Inc 4.00%, 06/01/2025	510,995
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	1,016,879
500,000	3.90%, 05/25/2026	503,415
	International Finance Corp
1,250,000	1.75%, 09/04/2018	1,257,912
1,500,000	1.75%, 09/16/2019	1,505,469
1,500,000	1.13%, 07/20/2021	1,438,611
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,013,383
	JPMorgan Chase & Co
1,500,000	2.35%, 01/28/2019	1,512,417
1,000,000	2.75%, 06/23/2020	1,009,044
1,000,000	4.35%, 08/15/2021	1,069,795
1,500,000	2.70%, 05/18/2023	1,467,583
1,000,000	2.95%, 10/01/2026	954,488
1,000,000	5.50%, 10/15/2040	1,181,215
	KFW
1,000,000	4.38%, 03/15/2018	1,036,763
1,000,000	1.88%, 04/01/2019	1,006,979
2,000,000	1.50%, 04/20/2020	1,977,960
500,000	2.75%, 09/08/2020	513,864
Principal Amount		Fair Value
Financial — (continued)
$2,000,000	2.00%, 10/04/2022	$ 1,962,560
500,000	Kimco Realty Corp 2.70%, 03/01/2024	477,883
500,000	Landwirtschaftliche Rentenbank(b) 2.38%, 09/13/2017	504,161
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,007,120
1,000,000	Markel Corp 3.63%, 03/30/2023	1,002,643
2,310,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	3,467,677
2,000,000	Metropolitan Life Global Funding I(a) 1.35%, 09/14/2018	1,987,210
	Morgan Stanley
1,500,000	6.63%, 04/01/2018	1,586,292
500,000	5.63%, 09/23/2019	541,980
1,000,000	5.50%, 07/28/2021	1,108,137
1,000,000	3.70%, 10/23/2024	1,011,912
1,500,000	3.13%, 07/27/2026	1,433,064
1,000,000	4.30%, 01/27/2045	996,569
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	1,007,980
1,000,000	New York Life Global Funding(a) 1.55%, 11/02/2018	997,140
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	657,652
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,080,494
	PNC Financial Services Group Inc
1,000,000	1.85%, 07/20/2018	1,001,736
1,000,000	2.60%, 07/21/2020	1,008,603
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018	1,998,654
500,000	Prologis LP 4.25%, 08/15/2023	530,778
500,000	Protective Life Corp 8.45%, 10/15/2039	662,369
	Royal Bank of Canada
1,000,000	2.15%, 03/15/2019	1,003,937
3,000,000	2.50%, 01/19/2021	3,007,338
2,063,699	Santa Rosa Leasing LLC 1.47%, 11/03/2024	1,995,605
2,000,000	Simon Property Group LP 2.35%, 01/30/2022	1,973,136
1,000,000	State Street Corp 2.55%, 08/18/2020	1,010,088
250,000	Susa Partnership LP 7.50%, 12/01/2027	327,489
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	648,862
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	997,585
2,000,000	2.13%, 07/02/2019	2,005,008
1,000,000	1.80%, 07/13/2021	968,368
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Financial — (continued)
$1,375,642	Union 13 Leasing LLC 1.68%, 12/19/2024	$ 1,339,185
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,252,865
1,000,000	3.00%, 03/15/2022	1,019,560
500,000	Ventas Realty LP 3.25%, 10/15/2026	474,392
	Visa Inc
2,116,000	1.20%, 12/14/2017	2,115,700
1,000,000	2.80%, 12/14/2022	1,005,603
	Wells Fargo & Co
1,000,000	2.13%, 04/22/2019	1,003,236
1,000,000	3.00%, 01/22/2021	1,017,580
1,000,000	3.55%, 09/29/2025	998,343
1,500,000	3.00%, 04/22/2026	1,431,348
500,000	5.38%, 02/07/2035	568,077
1,000,000	3.90%, 05/01/2045	948,507
		121,443,960
Industrial — 2.42%
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,046,436
579,736	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	623,777
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	471,248
500,000	5.15%, 09/01/2043	574,223
	Canadian National Railway Co
1,000,000	2.85%, 12/15/2021	1,014,984
407,000	2.25%, 11/15/2022	395,403
1,000,000	3.50%, 11/15/2042	924,055
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	960,511
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,159,806
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,112,521
1,000,000	Federal Express Corp 4.55%, 04/01/2046	1,007,709
487,468	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	504,871
500,000	FLIR Systems Inc 3.13%, 06/15/2021	501,321
2,160,000	Flowserve Corp 3.50%, 09/15/2022	2,165,212
	General Electric Co
1,000,000	2.70%, 10/09/2022	999,815
1,000,000	4.13%, 10/09/2042	1,008,851
1,500,000	Hexcel Corp 4.70%, 08/15/2025	1,538,185
1,300,000	JB Hunt Transport Services Inc 2.40%, 03/15/2019	1,303,639
1,000,000	Martin Marietta Materials Inc(c) 2.10%, 06/30/2017	1,001,721
Principal Amount		Fair Value
Industrial — (continued)
$1,000,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	$ 997,744
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,021,818
1,000,000	Republic Services Inc 3.80%, 05/15/2018	1,027,806
1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,333,686
1,000,000	Roper Technologies Inc 2.80%, 12/15/2021	999,522
	Siemens Financieringsmaatschappij NV(a)
1,000,000	1.30%, 09/13/2019	981,116
1,000,000	4.40%, 05/27/2045	1,053,614
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	993,020
1,000,000	Trimble Navigation Ltd 4.75%, 12/01/2024	1,012,674
851,372	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	954,427
366,983	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	421,013
1,000,000	United Parcel Service Inc 2.40%, 11/15/2026	945,441
1,000,000	United Technologies Corp 3.75%, 11/01/2046	951,687
1,000,000	Waste Management Inc 2.40%, 05/15/2023	969,646
		31,977,502
Technology — 1.25%
1,000,000	Activision Blizzard Inc(a) 3.40%, 09/15/2026	949,126
2,000,000	Apple Inc 1.55%, 08/04/2021	1,933,644
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
500,000	3.48%, 06/01/2019	510,403
500,000	6.02%, 06/15/2026	541,648
500,000	8.10%, 07/15/2036	594,791
	Fidelity National Information Services Inc
1,000,000	2.85%, 10/15/2018	1,017,393
1,000,000	2.25%, 08/15/2021	975,027
	Intel Corp
1,000,000	2.45%, 07/29/2020	1,014,099
1,000,000	4.10%, 05/19/2046	991,177
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	1,000,257
	Microsoft Corp
1,000,000	1.10%, 08/08/2019	986,553
2,000,000	3.45%, 08/08/2036	1,900,724
1,000,000	4.45%, 11/03/2045	1,065,419
	Oracle Corp
1,000,000	1.90%, 09/15/2021	977,193
1,000,000	4.30%, 07/08/2034	1,033,984
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Technology — (continued)
$1,000,000	QUALCOMM Inc 2.25%, 05/20/2020	$ 1,000,073
		16,491,511
Utilities — 1.46%
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	977,127
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,006,185
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	951,927
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,211,680
833,590	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	857,195
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,007,428
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	1,011,043
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	572,141
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	554,354
1,500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	1,541,940
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	566,389
1,000,000	Northern States Power Co 4.00%, 08/15/2045	996,189
2,000,000	PECO Energy Co 1.70%, 09/15/2021	1,941,592
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	535,447
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,075,175
1,000,000	4.05%, 05/01/2045	1,001,334
1,000,000	4.15%, 11/01/2045	1,033,410
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	542,904
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,149,886
500,000	Union Electric Co 8.45%, 03/15/2039	787,818
		19,321,164
TOTAL CORPORATE BONDS AND NOTES — 26.98% (Cost $357,791,389)		$ 356,919,523
FOREIGN GOVERNMENT BONDS AND NOTES
	Canada Government International Bond
1,000,000	0.88%, 02/14/2017(b)	1,000,050
1,000,000	1.63%, 02/27/2019	1,004,435
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	European Investment Bank
$1,000,000	1.00%, 06/15/2018	$ 994,961
1,000,000	1.75%, 06/17/2019	1,002,583
1,000,000	2.88%, 09/15/2020	1,033,345
1,000,000	2.13%, 10/15/2021	992,830
	Inter-American Development Bank
1,250,000	1.75%, 08/24/2018	1,258,104
1,500,000	1.75%, 10/15/2019	1,503,856
1,000,000	1.88%, 06/16/2020	1,000,099
1,500,000	1.75%, 04/14/2022	1,463,607
1,000,000	International Bank for Reconstruction & Development 7.63%, 01/19/2023	1,292,660
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,189,634
	Mexico Government International Bond
1,000,000	5.95%, 03/19/2019	1,080,500
500,000	5.13%, 01/15/2020	536,750
1,000,000	3.50%, 01/21/2021	1,016,000
1,500,000	6.75%, 09/27/2034	1,777,500
2,000,000	Province of Alberta(a) 2.05%, 08/17/2026	1,840,372
	Province of British Columbia Canada
1,000,000	2.65%, 09/22/2021	1,019,940
2,000,000	2.25%, 06/02/2026	1,902,520
1,000,000	7.25%, 09/01/2036	1,493,100
	Province of Manitoba Canada
2,000,000	2.05%, 11/30/2020	2,006,626
2,000,000	2.13%, 06/22/2026	1,865,700
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	2,983,134
1,000,000	4.40%, 04/14/2020	1,077,654
2,000,000	3.20%, 05/16/2024	2,054,816
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.60% (Cost $34,538,563)		$ 34,390,776
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.03%
1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,042,157
1,911,211	Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class A1 1.50%, 09/10/2049	1,887,854
1,495,320	JP Morgan Mortgage Trust(a)(c) Series 2014-5 Class A1 3.00%, 10/25/2029	1,509,222
2,000,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	2,100,569
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Non-Agency — (continued)
$4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	$ 4,075,884
500,000	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB 2.51%, 08/15/2049	487,900
	WFRBS Commercial Mortgage Trust
	Series 2013-C11 Class A2
632,260	2.03%, 03/15/2045	634,934
	Series 2013-C11 Class A3
1,885,000	2.70%, 03/15/2045	1,900,890
		13,639,410
U.S. Government Agency — 28.69%
	Federal Home Loan Mortgage Corp
6,000,000	3.00%, TBA	5,957,847
4,000,000	4.00%, TBA	4,201,328
10,635	5.00%, 12/01/2017	10,895
12,611	5.50%, 02/01/2018	12,825
11,666	5.00%, 04/01/2018	11,952
20,989	5.00%, 08/01/2018	21,504
20,114	5.00%, 09/01/2018	20,607
107,776	4.50%, 04/01/2020	111,736
34,989	5.00%, 12/01/2020	37,111
57,180	4.00%, 01/01/2021	58,713
43,553	5.00%, 04/01/2021	46,190
19,825	5.00%, 05/01/2021	21,007
28,530	5.50%, 05/01/2021	30,112
61,322	5.50%, 06/01/2022	65,374
931,383	2.50%, 11/01/2022	948,096
14,370	5.00%, 03/01/2023	15,419
214,868	5.00%, 09/01/2024	236,176
285,981	4.50%, 10/01/2024	293,413
109,535	4.00%, 02/01/2025	115,382
1,066,626	4.00%, 05/01/2026	1,122,708
340,162	3.50%, 08/01/2026	356,957
15,724	7.50%, 05/01/2027	18,384
2,692,296	3.00%, 02/01/2029	2,766,905
15,407	6.50%, 04/01/2029	17,402
2,486,273	2.50%, 02/01/2030	2,493,642
582,464	3.50%, 03/01/2030	609,517
1,003,724	3.00%, 05/01/2030	1,031,464
2,672	7.50%, 08/01/2030	3,211
639,061	3.50%, 04/01/2032	662,768
200,807	6.50%, 11/01/2032	226,807
186,984	5.50%, 06/01/2033	209,865
80,692	4.50%, 08/01/2033	86,986
33,301	5.00%, 02/01/2034	36,601
1,084,453	4.00%, 06/01/2034	1,153,813
38,202	5.00%, 07/01/2034	41,769
163,572	5.00%, 09/01/2035	180,104
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 42,628	6.00%, 03/01/2036	$ 48,673
28,945	6.00%, 04/01/2036	32,841
171,744	5.00%, 06/01/2036	187,884
2,961,460	3.00%, 09/01/2036	2,996,929
1,130,340	6.50%, 10/01/2036	1,324,457
326,744	5.50%, 10/01/2037	366,697
40,477	5.50%, 11/01/2037	45,164
65,853	5.50%, 12/01/2037	73,170
302,623	5.00%, 12/01/2039	333,468
747,262	5.00%, 02/01/2040	824,573
571,992	5.00%, 05/01/2040	623,184
205,681	4.50%, 07/01/2040	221,443
368,686	5.00%, 08/01/2040	403,625
517,262	4.00%, 10/01/2040	544,638
568,405	4.00%, 11/01/2040	600,080
1,294,399	4.00%, 01/01/2041	1,363,035
2,348,352	4.00%, 02/01/2041	2,482,335
439,409	4.00%, 04/01/2041	463,836
621,500	4.50%, 07/01/2041	670,987
1,217,723	3.50%, 11/01/2041	1,254,487
997,118	3.50%, 02/01/2042	1,027,149
1,243,076	3.50%, 03/01/2042	1,280,608
763,116	4.00%, 03/01/2042	805,960
817,319	3.50%, 07/01/2042	841,849
1,381,264	3.50%, 08/01/2042	1,422,422
639,433	3.00%, 09/01/2042	630,922
1,169,485	3.50%, 11/01/2042	1,204,362
733,348	3.50%, 03/01/2043	755,489
979,948	3.50%, 05/01/2043	1,008,866
3,157,417	3.00%, 09/01/2043	3,153,521
637,446	4.00%, 10/01/2043	670,717
1,829,451	4.00%, 11/01/2043	1,934,432
550,599	4.50%, 11/01/2043	593,424
1,332,278	4.00%, 01/01/2044	1,401,281
1,571,861	4.00%, 09/01/2044	1,651,285
2,344,938	4.00%, 10/01/2044	2,476,657
3,639,718	4.50%, 10/01/2044	3,908,642
2,599,936	3.50%, 11/01/2044	2,671,744
3,866,242	3.00%, 04/01/2045	3,843,128
2,038,241	4.00%, 04/01/2045	2,142,014
1,515,844	3.00%, 06/01/2045	1,506,815
2,066,089	3.00%, 08/01/2045	2,054,689
1,763,146	3.50%, 10/01/2045	1,806,839
3,745,139	4.50%, 10/01/2045	4,021,013
2,654,846	3.50%, 12/01/2045	2,720,685
969,494	4.00%, 12/01/2045	1,018,851
3,250,717	3.50%, 04/01/2046	3,335,144
4,468,406	3.00%, 10/01/2046	4,441,648
4,433,606	3.00%, 11/01/2046	4,407,798
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K714 Class A2
1,100,000	3.03%, 10/25/2020(c)	1,139,190
	Series K715 Class A2
1,620,000	2.86%, 01/25/2021	1,668,364
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	1,013,107
	Series K036 Class A1
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,947,837	2.78%, 04/25/2023	$ 1,988,601
	Series K045 Class A1
475,666	2.49%, 11/25/2024	478,107
	Federal National Mortgage Association
4,303	6.00%, 07/01/2017	4,331
8,315	5.00%, 06/01/2018	8,510
34,414	4.00%, 04/01/2019	35,434
14,124	5.00%, 10/01/2020	14,481
14,110	8.00%, 11/01/2022	15,213
368,108	4.50%, 05/01/2024	389,069
142,127	4.00%, 02/01/2025	150,125
1,817,823	3.50%, 12/01/2025	1,896,408
528,219	4.00%, 01/01/2026	556,982
764,449	3.50%, 02/01/2026	796,846
710,938	3.00%, 12/01/2026	731,089
1,438,670	3.00%, 02/01/2027	1,479,690
1,026,871	3.00%, 03/01/2027	1,056,152
1,817,131	3.00%, 04/01/2027	1,868,966
1,566,664	2.50%, 09/01/2027	1,568,766
2,083,998	2.50%, 02/01/2028	2,090,386
3,087,671	2.50%, 06/01/2028	3,097,134
76,466	6.00%, 01/01/2029	89,045
977,953	3.00%, 03/01/2029	1,005,053
526,936	3.50%, 09/01/2029	552,033
451,656	2.50%, 02/01/2030	452,899
408,554	2.50%, 06/01/2030	409,555
590,824	4.00%, 09/01/2030	626,733
1,768,938	3.00%, 10/01/2030	1,817,839
137,296	8.00%, 10/01/2030	156,191
1,489,033	3.50%, 01/01/2031	1,536,828
1,905,843	3.00%, 02/01/2031	1,969,112
2,602,915	3.00%, 05/01/2031	2,673,395
1,598,036	4.50%, 08/01/2031	1,720,525
4,648,982	2.50%, 09/01/2031	4,660,457
524,347	3.50%, 01/01/2032	541,179
96,211	6.50%, 06/01/2032	108,850
65,033	7.00%, 07/01/2032	76,733
126,980	6.50%, 08/01/2032	143,661
1,642,800	3.00%, 02/01/2033	1,676,259
704,963	5.50%, 03/01/2033	790,283
93,203	5.50%, 05/01/2033	105,652
1,033,865	3.00%, 08/01/2033	1,054,920
88,292	5.00%, 09/01/2033	96,408
69,296	5.50%, 01/01/2034	77,512
620,078	4.00%, 02/01/2034	658,284
386,391	5.50%, 03/01/2034	437,961
352,940	5.50%, 05/01/2034	394,646
104,561	5.50%, 02/01/2035	117,269
200,090	6.00%, 02/01/2035	226,367
1,130,585	3.00%, 03/01/2035	1,145,861
1,166,904	5.00%, 05/01/2035	1,276,152
23,396	5.00%, 07/01/2035	25,473
233,050	5.00%, 09/01/2035	255,125
259,639	5.00%, 10/01/2035	283,480
120,891	6.00%, 10/01/2035	137,727
209,048	5.50%, 11/01/2035	234,096
25,647	6.00%, 11/01/2035	29,025
65,206	6.00%, 12/01/2035	74,968
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 81,255	5.50%, 04/01/2036	$ 90,708
357,068	6.00%, 04/01/2036	404,362
788,053	6.00%, 06/01/2036	893,618
19,725	6.50%, 08/01/2036	22,316
195,980	5.50%, 10/01/2036	219,566
149,015	5.50%, 11/01/2036	166,434
1,643,060	6.00%, 12/01/2036	1,879,284
111,346	5.00%, 07/01/2037	122,219
630,359	5.50%, 08/01/2037	706,297
1,051,961	5.50%, 01/01/2038	1,174,258
476,711	6.00%, 03/01/2038	541,819
240,145	5.50%, 07/01/2038	269,495
131,507	6.00%, 05/01/2039	150,289
1,085,756	4.50%, 08/01/2039	1,177,501
1,205,038	5.00%, 08/01/2039	1,331,074
906,357	5.00%, 12/01/2039	1,006,595
719,610	4.50%, 03/01/2040	779,244
736,500	5.00%, 06/01/2040	814,709
4,709,742	4.50%, 08/01/2040	5,076,735
1,151,102	4.50%, 09/01/2040	1,244,329
340,640	4.50%, 11/01/2040	367,968
509,463	5.00%, 11/01/2040	559,037
374,776	5.00%, 01/01/2041	413,948
3,066,018	4.00%, 02/01/2041	3,239,247
3,676,507	4.50%, 03/01/2041	3,965,431
922,281	4.00%, 09/01/2041	970,651
563,648	4.50%, 10/01/2041	608,476
2,136,508	3.50%, 12/01/2041	2,203,098
2,167,776	4.00%, 01/01/2042	2,283,195
1,331,818	3.50%, 02/01/2042	1,373,383
566,843	3.50%, 08/01/2042	584,342
6,695,489	3.00%, 09/01/2042	6,693,574
1,206,999	3.50%, 09/01/2042	1,226,193
1,925,669	3.50%, 11/01/2042	1,985,552
4,242,638	3.00%, 12/01/2042	4,241,425
2,293,970	3.00%, 02/01/2043	2,291,423
4,503,531	3.00%, 03/01/2043	4,491,235
1,160,664	3.00%, 04/01/2043	1,160,334
4,658,975	3.50%, 05/01/2043	4,802,376
177,982	4.00%, 06/01/2043	188,187
576,834	4.00%, 07/01/2043	610,769
3,717,519	3.00%, 08/01/2043	3,716,462
1,326,585	3.50%, 08/01/2043	1,367,439
732,104	3.00%, 09/01/2043	731,894
524,421	3.50%, 09/01/2043	532,704
613,286	4.00%, 09/01/2043	649,243
2,437,910	4.00%, 10/01/2043	2,581,275
2,038,647	4.00%, 12/01/2043	2,153,302
1,891,718	5.00%, 01/01/2044	2,061,607
2,548,085	3.00%, 02/01/2044	2,547,354
1,953,731	3.50%, 06/01/2044	2,012,843
1,539,187	3.50%, 08/01/2044	1,583,984
2,279,295	4.00%, 08/01/2044	2,415,766
3,191,566	3.50%, 10/01/2044	3,284,375
2,263,063	4.00%, 11/01/2044	2,390,757
699,206	4.00%, 12/01/2044	735,417
1,287,373	3.50%, 02/01/2045	1,324,602
1,555,115	3.50%, 04/01/2045	1,595,142
1,313,008	3.50%, 05/01/2045	1,351,018
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 341,879	4.00%, 05/01/2045	$ 359,632
2,000,654	4.00%, 06/01/2045	2,105,832
901,082	3.50%, 11/01/2045	924,299
1,297,110	4.00%, 11/01/2045	1,364,702
10,617,495	3.50%, 12/01/2045	10,891,306
1,740,429	4.00%, 12/01/2045	1,830,879
7,608,341	3.50%, 01/01/2046	7,804,352
1,031,277	4.00%, 01/01/2046	1,084,965
6,651,996	3.50%, 02/01/2046	6,823,181
3,041,731	3.50%, 03/01/2046	3,120,121
1,300,701	4.00%, 03/01/2046	1,368,179
4,832,922	3.00%, 06/01/2046	4,806,408
14,845,976	3.50%, 07/01/2046	15,230,533
6,663,734	4.00%, 07/01/2046	7,011,817
5,779,840	3.00%, 10/01/2046	5,749,407
3,937,912	4.00%, 10/01/2046	4,146,505
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2015-M15 Class AB1
1,904,702	2.38%, 10/25/2025	1,896,341
	Series 2015-M17 Class A1
2,873,533	2.52%, 11/25/2025	2,878,650
	Series 2016-M9 Class A1
1,486,628	2.00%, 02/25/2026	1,443,243
	Government National Mortgage Association
4,000,000	3.50%, TBA	4,158,047
24,559	5.00%, 09/15/2018	25,238
2,125	9.00%, 04/15/2021	2,157
14,869	7.00%, 07/15/2025	16,611
12,992	7.50%, 12/15/2025	14,246
235,693	3.50%, 02/15/2026	248,107
188,264	4.00%, 04/20/2026	195,778
2,308,676	2.50%, 04/15/2027	2,337,414
1,373,309	3.00%, 06/20/2027	1,418,121
2,234,521	2.50%, 11/20/2030	2,262,227
359,628	5.00%, 11/15/2033	397,547
67,675	5.50%, 12/15/2035	76,240
88,827	5.00%, 12/20/2035	97,873
167,494	6.00%, 01/20/2036	192,940
206,803	5.50%, 02/20/2036	230,294
84,155	5.50%, 04/15/2037	94,675
1,248,958	5.00%, 06/15/2039	1,389,740
797,409	4.50%, 01/20/2040	862,548
1,138,829	4.00%, 05/20/2040	1,223,700
414,915	4.50%, 07/20/2040	448,901
222,746	5.50%, 07/20/2040	246,714
380,913	4.50%, 09/20/2040	410,691
1,310,446	4.00%, 10/15/2040	1,401,785
694,017	4.00%, 09/15/2041	742,005
128,879	4.50%, 12/20/2041	138,905
663,968	3.50%, 06/15/2042	692,693
2,067,293	3.50%, 06/20/2042	2,160,046
2,293,913	3.50%, 08/15/2042	2,387,034
1,128,866	3.00%, 10/15/2042	1,145,665
1,500,689	3.00%, 02/15/2043	1,523,022
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,849,469	3.00%, 01/20/2046	$ 1,875,303
2,027,955	3.50%, 03/20/2046	2,110,364
1,195,267	4.00%, 03/20/2046	1,270,424
4,956,432	3.00%, 04/20/2046	5,025,665
2,230,553	3.50%, 04/20/2046	2,321,196
2,761,152	3.50%, 05/20/2046	2,873,358
9,419,121	3.00%, 08/20/2046	9,550,692
2,966,368	3.00%, 09/20/2046	3,007,804
2,250,000	3.00%, 12/20/2046	2,281,429
		379,581,988
TOTAL MORTGAGE-BACKED SECURITIES — 29.72% (Cost $396,584,173)		$ 393,221,398
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,093,040
2,000,000	Energy Northwest 2.81%, 07/01/2024	1,997,280
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,101,075
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,095,040
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,791,960
1,000,000	State of Texas 5.52%, 04/01/2039	1,257,150
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,039,320
TOTAL MUNICIPAL BONDS AND NOTES — 1.01% (Cost$13,413,597)		$ 13,374,865
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	3.38%, 06/12/2020	527,885
3,500,000	2.63%, 12/10/2021	3,601,069
2,600,000	5.75%, 06/12/2026	3,232,759
	Federal Home Loan Mortgage Corp
2,500,000	0.88%, 10/12/2018	2,486,412
2,000,000	1.25%, 10/02/2019	1,988,302
500,000	2.38%, 01/13/2022	508,204
	Federal National Mortgage Association
3,500,000	0.88%, 12/20/2017(b)	3,498,061
1,000,000	0.88%, 05/21/2018(b)	997,202
1,000,000	1.63%, 11/27/2018	1,007,538
3,000,000	1.00%, 10/24/2019	2,958,528
1,000,000	1.50%, 06/22/2020	995,338
1,000,000	1.38%, 10/07/2021	972,870
2,000,000	1.88%, 09/24/2026	1,837,450
500,000	Resolution Funding Corp 9.38%, 10/15/2020	632,515
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
	Tennessee Valley Authority
$ 1,750,000	1.88%, 08/15/2022(b)	$ 1,724,662
1,260,000	7.13%, 05/01/2030	1,794,918
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 2.17% (Cost $28,564,550)		$ 28,763,713
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,000,000	0.75%, 12/31/2017	3,993,436
8,000,000	0.88%, 01/15/2018	7,996,248
10,000,000	0.75%, 02/28/2018	9,976,560
5,750,000	0.75%, 03/31/2018	5,733,377
3,600,000	0.75%, 04/15/2018(b)	3,588,890
10,500,000	0.63%, 04/30/2018	10,448,728
4,100,000	2.63%, 04/30/2018	4,186,965
2,000,000	0.88%, 05/31/2018	1,996,094
3,550,000	2.38%, 06/30/2018	3,618,643
10,000,000	1.38%, 07/31/2018	10,044,530
6,000,000	1.50%, 08/31/2018	6,037,500
3,000,000	1.00%, 09/15/2018	2,993,673
1,000,000	0.88%, 10/15/2018	995,156
3,000,000	1.25%, 10/31/2018	3,004,806
6,300,000	1.25%, 11/30/2018	6,309,103
5,400,000	1.38%, 12/31/2018	5,417,507
5,500,000	1.25%, 01/31/2019	5,503,223
6,500,000	1.38%, 02/28/2019	6,518,278
5,000,000	1.50%, 02/28/2019	5,027,345
6,500,000	1.63%, 03/31/2019	6,551,545
5,500,000	1.25%, 04/30/2019(b)	5,496,777
3,500,000	3.13%, 05/15/2019	3,649,160
3,500,000	1.13%, 05/31/2019	3,485,783
5,500,000	1.00%, 06/30/2019	5,457,034
5,000,000	0.88%, 07/31/2019	4,941,990
7,000,000	1.00%, 08/31/2019(b)	6,934,102
5,000,000	1.25%, 10/31/2019	4,978,710
10,000,000	1.00%, 11/30/2019(e)	9,879,690
5,000,000	1.50%, 11/30/2019	5,010,350
5,000,000	1.13%, 12/31/2019	4,951,365
7,000,000	1.25%, 01/31/2020	6,948,592
3,870,000	3.63%, 02/15/2020	4,118,075
3,000,000	1.38%, 02/29/2020	2,985,702
4,000,000	1.38%, 03/31/2020	3,979,064
3,800,000	1.13%, 04/30/2020	3,747,602
3,000,000	3.50%, 05/15/2020	3,188,790
4,000,000	1.38%, 05/31/2020	3,974,688
4,000,000	1.63%, 06/30/2020	4,001,876
5,000,000	1.63%, 07/31/2020	4,996,680
3,900,000	2.63%, 08/15/2020	4,032,538
3,000,000	1.38%, 09/30/2020	2,966,016
5,000,000	1.75%, 10/31/2020	5,009,960
7,000,000	2.63%, 11/15/2020	7,235,158
6,000,000	2.38%, 12/31/2020	6,146,484
4,800,000	2.13%, 01/31/2021	4,863,936
5,000,000	2.00%, 02/28/2021	5,039,845
5,000,000	2.25%, 03/31/2021	5,090,430
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,000,000	1.38%, 04/30/2021	$ 6,866,839
5,000,000	3.13%, 05/15/2021	5,268,945
5,000,000	2.00%, 05/31/2021	5,030,665
5,000,000	2.13%, 06/30/2021(b)	5,053,905
6,500,000	1.13%, 07/31/2021	6,283,166
5,000,000	2.13%, 08/15/2021	5,047,460
2,000,000	2.13%, 09/30/2021	2,017,734
5,500,000	2.00%, 11/15/2021	5,515,251
2,650,000	8.00%, 11/15/2021	3,394,070
2,000,000	1.50%, 01/31/2022	1,954,844
3,500,000	1.75%, 03/31/2022	3,453,380
2,000,000	1.75%, 04/30/2022	1,972,266
5,000,000	1.88%, 05/31/2022	4,959,765
5,000,000	2.13%, 06/30/2022	5,017,580
5,700,000	1.63%, 08/15/2022	5,558,834
3,650,000	7.25%, 08/15/2022(b)	4,655,604
5,000,000	1.63%, 11/15/2022	4,866,015
2,000,000	1.75%, 01/31/2023	1,953,906
7,000,000	1.50%, 02/28/2023	6,732,579
5,000,000	1.75%, 05/15/2023	4,869,920
5,000,000	1.38%, 06/30/2023	4,749,610
5,000,000	2.50%, 08/15/2023	5,088,670
2,000,000	6.25%, 08/15/2023	2,500,156
6,000,000	2.75%, 11/15/2023	6,197,814
5,000,000	2.50%, 05/15/2024	5,074,805
4,500,000	2.38%, 08/15/2024	4,520,916
3,750,000	2.25%, 11/15/2024	3,727,001
5,500,000	2.00%, 02/15/2025	5,353,045
10,000,000	2.13%, 05/15/2025	9,803,120
4,800,000	6.88%, 08/15/2025(e)	6,494,251
6,000,000	2.25%, 11/15/2025	5,923,128
5,000,000	1.63%, 02/15/2026	4,671,875
5,000,000	2.00%, 11/15/2026	4,810,740
6,200,000	4.75%, 02/15/2037	8,069,443
2,000,000	3.50%, 02/15/2039	2,187,188
5,275,000	4.38%, 05/15/2040	6,517,305
6,000,000	3.13%, 11/15/2041	6,089,298
9,000,000	2.75%, 08/15/2042	8,502,543
5,000,000	3.13%, 02/15/2043	5,066,210
5,000,000	2.88%, 05/15/2043	4,829,490
5,000,000	3.75%, 11/15/2043	5,668,945
5,000,000	3.63%, 02/15/2044	5,541,990
5,000,000	3.38%, 05/15/2044	5,302,150
5,000,000	3.13%, 08/15/2044	5,060,545
5,000,000	3.00%, 11/15/2044	4,939,260
10,000,000	2.50%, 02/15/2045	8,907,420
3,000,000	2.50%, 02/15/2046	2,665,782
TOTAL U.S. TREASURY BONDS AND NOTES — 36.42% (Cost $487,076,775)		$ 481,787,432
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.45%
$21,400,000	Repurchase agreement (principal amount/value $21,400,000 with a maturity value of $21,401,070) with Daiwa Capital Markets America Inc, 0.45%, dated 12/30/16 to be repurchased at $21,401,070 on 1/3/17 collateralized by a U.S. Treasury security, 1.88%, 10/31/17, with a value of $21,828,095.
		$ 21,400,000
1,204,543	Undivided interest of 10.24% in a repurchase agreement (principal amount/value $11,773,812 with a maturity value of $11,774,466) with BNP Paribas Securities Corp, 0.50%, dated 12/30/16 to be repurchased at $1,204,543 on 1/3/17 collateralized by U.S. Treasury securities, 0.00% - 7.88%, 12/31/16 - 9/9/49, with a value of $12,009,288.(f)	1,204,543
5,737,430	Undivided interest of 5.95% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,808,257) with HSBC Securities (USA) Inc, 0.46%, dated 12/30/16 to be repurchased at $5,737,430 on 1/3/17 collateralized by U.S. Treasury securities, 1.38% - 3.75%, 11/30/18 - 11/15/43, with a value of $98,739,913.(f)	5,737,430
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,737,430	Undivided interest of 5.95% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,809,010) with Citigroup Global Markets Inc, 0.53%, dated 12/30/16 to be repurchased at $5,737,430 on 1/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 8.50%, 12/1/17 - 1/1/47, with a value of $98,739,374.(f)
		$ 5,737,430
5,737,430	Undivided interest of 6.02% in a repurchase agreement (principal amount/value $95,070,496 with a maturity value of $95,075,989) with Daiwa Capital Markets America Inc, 0.52%, dated 12/30/16 to be repurchased at $5,737,430 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 3/2/17 - 2/1/49, with a value of $96,971,906.(f)	5,737,430
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$5,737,430	Undivided interest of 9.61% in a repurchase agreement (principal amount/value $59,762,620 with a maturity value of $59,765,940) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 12/30/16 to be repurchased at $5,737,430 on 1/3/17 collateralized by various U.S. Government Agency securities, 1.74% - 6.00%, 8/1/22 - 1/15/49, with a value of $60,957,872.(f)
$ 5,737,430
SHORT TERM INVESTMENTS — 3.45% (Cost $45,554,263)	$ 45,554,263
TOTAL INVESTMENTS — 102.70% (Cost $1,368,172,402)	$1,358,661,064
OTHER ASSETS & LIABILITIES, NET — (2.70)%	$ (35,657,109)
TOTAL NET ASSETS — 100.00%	$1,323,003,955
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2016, the aggregate cost and fair value of 144A securities was $57,393,346 and $57,601,194, respectively, representing 4.35% of net assets.
(b)	All or a portion of the security is on loan at December 31, 2016.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	All or a portion of the security has been segregated to cover TBA commitments.
(f)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
At December 31, 2016, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009-12/09/2013	$2,390,442	$2,647,948	0.20%

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $23,656,856 of securities on loan)(a)	$1,313,106,801
Repurchase agreements, fair value(b)	45,554,263
Cash	1,330,836
Subscriptions receivable	1,448,508
Interest receivable	7,493,639
Total Assets	1,368,934,047
LIABILITIES:
Payable to investment adviser	165,138
Payable for administrative services fees	143,575
Due to brokers (TBAs)	14,246,641
Payable upon return of securities loaned	24,154,263
Redemptions payable	5,921,880
Payable for investments purchased	1,264,968
Payable for distribution fees	33,627
Total Liabilities	45,930,092
NET ASSETS	$1,323,003,955
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,903,102
Paid-in capital in excess of par	1,319,603,298
Net unrealized depreciation	(9,511,338)
Accumulated net realized gain	8,893
NET ASSETS	$1,323,003,955
NET ASSETS BY CLASS
Initial Class	$323,718,273
Class L	$167,319,399
Institutional Class	$831,966,283
CAPITAL STOCK:
Authorized
Initial Class	85,000,000
Class L	35,000,000
Institutional Class	160,000,000
Issued and Outstanding
Initial Class	23,899,720
Class L	19,077,876
Institutional Class	86,053,420
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.54
Class L	$8.77
Institutional Class	$9.67
(a) Cost of investments	$1,322,618,139
(b) Cost of repurchase agreements	$45,554,263
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$28,402,291
Income from securities lending	31,549
Total Income	28,433,840
EXPENSES:
Management fees	1,808,685
Administrative services fees – Initial Class	1,212,517
Administrative services fees – Class L	331,410
Distribution fees – Class L	236,415
Total Expenses	3,589,027
Less amount waived by distributor - Class L	33
Net Expenses	3,588,994
NET INVESTMENT INCOME	24,844,846
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	4,183,171
Net change in unrealized depreciation on investments	(8,508,117)
Net Realized and Unrealized Loss	(4,324,946)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,519,900
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Bond Index Fund	2016	2015
OPERATIONS:
Net investment income	$24,844,846	$22,903,285
Net realized gain	4,183,171	3,766,248
Net change in unrealized depreciation	(8,508,117)	(23,448,590)
Net Increase in Net Assets Resulting from Operations	20,519,900	3,220,943
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	(6,898)	-
Class L	(5,506)	-
Institutional Class	(24,838)	-
From return of capital	(37,242)	0
From net investment income
Initial Class	(3,381,449)	(8,038,816)
Class L	(3,385,042)	(640,029)
Institutional Class	(19,109,966)	(14,851,431)
From net investment income	(25,876,457)	(23,530,276)
From net realized gains
Initial Class	(703,759)	(925,467)
Class L	(556,647)	(160,191)
Institutional Class	(2,536,309)	(2,888,336)
From net realized gains	(3,796,715)	(3,973,994)
Total Distributions	(29,710,414)	(27,504,270)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	215,548,656	284,531,748
Class L	161,740,689	40,375,045
Institutional Class	280,062,665	943,247,954
Shares issued in reinvestment of distributions
Initial Class	4,092,106	8,964,283
Class L	3,947,195	800,220
Institutional Class	21,671,113	17,739,767
Shares redeemed
Initial Class	(209,972,958)	(984,214,061)
Class L	(33,167,193)	(13,694,835)
Institutional Class	(216,540,799)	(186,256,923)
Net Increase in Net Assets Resulting from Capital Share Transactions	227,381,474	111,493,198
Total Increase in Net Assets	218,190,960	87,209,871
NET ASSETS:
Beginning of year	1,104,812,995	1,017,603,124
End of year	$1,323,003,955	$1,104,812,995
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Bond Index Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	15,618,985	20,735,970
Class L	17,636,069	4,435,731
Institutional Class	28,174,151	94,552,701
Shares issued in reinvestment of distributions
Initial Class	297,347	657,126
Class L	439,522	88,940
Institutional Class	2,201,762	1,815,297
Shares redeemed
Initial Class	(15,154,674)	(71,591,686)
Class L	(3,659,232)	(1,500,415)
Institutional Class	(21,805,997)	(18,884,494)
Net Increase	23,747,933	30,309,170
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Initial Class
12/31/2016	$13.44	0.26	0.00 (d)	0.26	(0.00) (d)	(0.13)	(0.03)	(0.16)	$13.54	1.94%
12/31/2015	$13.67	0.27	(0.24)	0.03	-	(0.22)	(0.04)	(0.26)	$13.44	0.23%
12/31/2014	$13.25	0.27	0.49	0.76	-	(0.29)	(0.05)	(0.34)	$13.67	5.76%
12/31/2013	$13.91	0.26	(0.61)	(0.35)	-	(0.25)	(0.06)	(0.31)	$13.25	(2.51%)
12/31/2012	$13.83	0.31	0.23	0.54	-	(0.35)	(0.11)	(0.46)	$13.91	3.90%
Class L
12/31/2016	$ 8.91	0.14	0.02	0.16	(0.00) (d)	(0.27)	(0.03)	(0.30)	$ 8.77	1.76%
12/31/2015	$ 9.17	0.15	(0.15)	0.00	-	(0.22)	(0.04)	(0.26)	$ 8.91	(0.05%)
12/31/2014	$ 9.00	0.16	0.33	0.49	-	(0.27)	(0.05)	(0.32)	$ 9.17	5.51%
12/31/2013	$ 9.61	0.16	(0.43)	(0.27)	-	(0.28)	(0.06)	(0.34)	$ 9.00	(2.79%)
12/31/2012	$ 9.79	0.19	0.16	0.35	-	(0.42)	(0.11)	(0.53)	$ 9.61	3.65%
Institutional Class
12/31/2016	$ 9.71	0.22	0.01	0.23	(0.00) (d)	(0.24)	(0.03)	(0.27)	$ 9.67	2.36%
12/31/2015 (e)	$10.00	0.15	(0.21)	(0.06)	-	(0.19)	(0.04)	(0.23)	$ 9.71	(0.60%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2016	$ 323,718	0.50%	0.50%	N/A	1.86%	42% (h)
12/31/2015	$ 310,939	0.50%	0.50%	N/A	1.93%	40%
12/31/2014	$1,002,592	0.50%	0.50%	N/A	2.00%	57%
12/31/2013	$1,019,620	0.50%	0.50%	1.91%	1.91%	35%
12/31/2012	$ 846,480	0.50%	0.50%	2.24%	2.24%	44%
Class L
12/31/2016	$ 167,319	0.75%	0.75%	N/A	1.57%	42% (h)
12/31/2015	$ 41,548	0.75%	0.75%	N/A	1.69%	40%
12/31/2014	$ 15,011	0.75%	0.75%	N/A	1.74%	57%
12/31/2013	$ 4,451	0.75%	0.75%	1.67%	1.67%	35%
12/31/2012	$ 1,504	0.75%	0.75%	1.96%	1.96%	44%
Institutional Class
12/31/2016	$ 831,966	0.15%	0.15%	N/A	2.21%	42% (h)
12/31/2015 (e)	$ 752,326	0.15% (i)	0.15% (i)	N/A	2.28% (i)	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses waived. Without the expense waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 41%.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair

Annual Report - December 31, 2016

value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Annual Report - December 31, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
	2016	2015
Ordinary income	$26,241,768	$23,530,276
Long-term capital gain	3,431,404	3,973,994
Return of capital	37,242	-
	$29,710,414	$27,504,270

Annual Report - December 31, 2016

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$(37,243)	$1,068,853	$(1,031,610)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(669,112)
Net unrealized depreciation	(8,833,333)
Tax composition of capital	$(9,502,445)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(669,112)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
Federal tax cost of investments	$1,367,494,397
Gross unrealized appreciation on investments	12,025,213
Gross unrealized depreciation on investments	(20,858,546)
Net unrealized depreciation on investments	$(8,833,333)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.

Annual Report - December 31, 2016

2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2016.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Repurchase agreements	$21,400,000	$—	$(21,400,000)	$—	$—
(a) Repurchase agreements are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.15% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses except for administrative services expenses.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $228,262,044 and $156,665,983, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $502,346,727 and $342,881,948, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any

Annual Report - December 31, 2016

deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2016, the Fund had securities on loan valued at $23,656,856 and received collateral as reported on the Statement of Assets and Liabilities of $24,154,263 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2016. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	1,681,580
Foreign Government Bonds and Notes	436,720
U.S. Government Agency Bonds and Notes	3,657,625
U.S. Treasury Bonds and Notes	18,378,338
Total secured borrowings	$24,154,263
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Shareholders approved a new advisory agreement which will change the Fund’s expense structure. Under the current investment advisory agreement, GWCM is responsible for paying each Fund’s operating expenses as part of the management fee. Under the new advisory agreement, GWCM’s management fee will decrease commensurate with, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and expense ratio declines due to fixed operation expenses. The reduced management fee will be contractual and any subsequent plans to increase the fee would require shareholder approval. GWCM has contractually agreed for a one-year renewable term beginning May 1, 2017 to limit the fees and expenses of each Fund to the total expense ratio of the Fund as of December 31, 2015. This expense limit will be subject to annual review and renewal by the Great-West Funds’ Board and GWCM may only increase this expense limit in the future with the approval of the Great-West Funds’ Board.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Bond Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc. as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Bond Index Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), approved an amended and restated investment advisory agreement between the Company and Great-West Capital Management, LLC (“GWCM”) (the “New Advisory Agreement”) at a meeting held on November 18, 2016 (the “November Meeting”). In considering the approval of the New Advisory Agreement, the Board considered information provided at the September 30, 2016, November 15, 2016 and November 18, 2016 meetings, as well as certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the investment advisory agreement effective March 3, 2014, as amended and restated on May 1, 2015, as further amended (the “Current Advisory Agreement”) between GWCM and Company at the Independent Directors and Board meetings held on March 16, 2016 and April 15, 2016, respectively (the “Annual Meetings”). In considering this matter, the Independent Directors were advised with respect to relevant legal standards by independent legal counsel. In addition, prior to the November Meeting, the Independent Directors discussed GWCM’s proposal and the terms of the New Advisory Agreement in private sessions with independent legal counsel.
In approving the New Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the New Advisory Agreement, including any information considered in connection with the Annual Meetings that were applicable to its review of the New Advisory Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the New Advisory Agreement and the information provided to it, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the New Advisory Agreement are discussed below.
Nature, Extent and Quality of Services. At the Annual Meetings, the Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the GWCM-advised Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and GWCM’s representation to the Board that there would be no reduction in the nature, extent and quality of services to be provided to the Funds under the New Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance. At the Annual Meetings, the Board considered the investment performance of the Funds. The Board reviewed performance information for the Funds’ Institutional Class (Initial Class, through April 30, 2015), with the exception of the performance information for the Great-West Stock Index Fund’s Initial Class, as compared against their benchmark indexes and the performance of a peer group of funds selected by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015 and quarterly returns for the five-year period ended December 31, 2015, to the extent applicable. In evaluating the performance of the Funds, the Board noted how the Funds performed relative to the returns of the applicable benchmark and peer group. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. The Board noted that it also had received and discussed at periodic intervals information comparing the performance of the Funds to that of their benchmark indexes and to a peer group of funds. Accordingly, the Board determined that the investment performance of the Funds was satisfactory.
Costs and Profitability. At the Annual Meetings, the Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Current Advisory Agreement in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. The Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. At the November Meeting, the Board took into consideration the proposed change in the management fee for each Fund and GWCM’s rationale for recommending the change. The Board considered each Fund’s proposed management fee and estimated total expense ratio as of June 30, 2016 relative to the Broadridge peer group averages. The Board also took into account GWCM’s undertaking to limit the expenses of each Fund and noted that the total expense ratio for each Fund will not increase as a result of the change in the management fee because GWCM would contractually limit certain fees and expenses of the Fund for a 1-year term at the expense ratio in effect for the fiscal year ended December 31, 2015.
At the Annual Meetings, the Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and any potential impact to the profitability of GWCM. The Board noted that, under the New Advisory Agreement, GWCM’s profitability was not expected to increase with respect to any Fund and that with respect to the following Funds GWCM’s profitability may decrease: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Templeton Global Bond Fund and Great-West S&P 500 Index Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale. At the Annual Meetings and November Meeting, the Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current and proposed level of management fees payable by the Funds, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of each Fund’s assets. The Board noted that, under the New Advisory Agreement, breakpoints would be implemented for the following Funds: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Loomis Sayles Bond Fund, Great-West MFS International Growth Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Putnam Equity Income Fund, Great-West High Yield Bond Fund, Great-West Templeton Global Bond Fund, Great-West International Index Fund, Great-West Real Estate Index Fund, Great-West S&P 500 Index Fund, Great-West Mid Cap 400 Index Fund, Great-West Small Cap 600 Index Fund and Great-West Stock Index Fund, and that Great-West Multi-Manager Large Cap Growth Fund’s breakpoint structure would remain the same under the New Advisory Agreement. Based on the information provided, the Board concluded for all Funds, including those without breakpoints in the management fees, any economies of scale currently being realized were appropriately being reflected in the management fee payable by the Funds.
Other Factors. At the Annual Meetings, the Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. At the November Meeting, the Board concluded that the management fees for the Funds were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the New Advisory Agreement, including the management fees, are reasonable and that the New Advisory Agreement is in the best interests of each Fund and its shareholders, and unanimously approved the New Advisory Agreement for each Fund.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017